SCHEDULE OF OPERATING AND FINANCE LEASE RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets, net	$ 279,627	$ 59,680
Operating lease liabilities, current	50,084	59,680
Operating lease liabilities, non-current	229,543
Total operating lease liabilities	$ 279,627	$ 59,680